Trade receivables (Details 1) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Balance at beginning of the year	$ 14,431	$ 36,435
Increase	6,606	6,794
Decrease	(1,566)	(978)
Recovery - Agreement on the Regularization of Obligations		(8,252)
Result from exposure to inflation	(13,230)	(19,568)
Balance at end of the year	$ 6,241	$ 14,431